EBP Key Assumptions (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	4.17%	4.38%
Rate of compensation increase	4.87%	4.88%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	4.37%	3.96%	4.68%
Expected long-term rate of return on plan assets	6.85%	6.38%	6.85%
Rate of compensation increase	4.88%	4.62%	4.56%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	4.27%	4.50%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	4.50%	4.12%	4.80%
Expected long-term rate of return on plan assets	6.11%	5.70%	6.11%
One percentage point change in assumed health care cost trend rates effects
Effect on total of service and interest cost components, Point increase	$ 0
Effect on total of service and interest cost components, Point decrease	0
Effect on other postretirement benefit obligation, Point increase	6
Effect on other postretirement benefit obligation, Point decrease	$ (5)
Health care cost trend rate assumed for next fiscal year	7.50%
Direction and pattern of change for assumed health care cost trend rate	decreases
Ultimate health care cost trend rate	4.50%
Year that rate reaches ultimate trend rate	2025